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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

Form N-23c-3
Notification of Repurchase Offer

Pursuant to Rule 23c-3 [17 CFR 270.23c-3]

1.	Investment Company Act File Number: 811-22312 Date of Notification: August 14, 2026

2.	Exact name of investment company as specified in registration statement: ACAP Strategic Fund

3.	Address of principal executive office:

350 Madison Avenue, 20th Floor New York, NY 10017

4.	Check one of the following:

	A.	☒ The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

	B.	☐ The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

	C.	☐ The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:	/s/ Jennifer Shufro
Jennifer Shufro
Chief Compliance Officer

ACAP Strategic Fund
350 Madison Avenue, 20th Floor
New York, New York 10017

NOTIFICATION OF REPURCHASE OFFER
PURSUANT TO RULE 23c-3

August 14, 2026

Dear ACAP Strategic Fund Shareholder:

ACAP Strategic Fund (the “Fund”) offers to repurchase a certain percentage of its shares of beneficial interest (“Shares”) each quarter. We want to notify you of the next opportunity to have your Shares repurchased. Please disregard this notice if you do not wish to tender your Shares to the Fund.

Until September 16, 2026, you are entitled to request that the Fund repurchase Shares you own. If you wish to do so, you should submit your request through your financial advisor, who can handle all the details for you. Your financial advisor may charge you a fee for this service. Please note that if the number of Shares tendered for repurchase by all Fund investors (“Shareholders”) exceeds the number authorized for repurchase, repurchases may be made on a pro rata basis, as more fully described in the attached document.

Page 2 of the attached Letter of Transmittal contains a Repurchase Request Form. Your Repurchase Request Form must be received in proper order no later than September 16, 2026 for it to be honored, and your request will be executed at the Fund’s closing net asset value per share on September 30, 2026. The Repurchase Request Form (or information in lieu of the form provided electronically or by other means as may be determined in the sole discretion of your financial advisor) must be returned to your financial advisor only. Repurchase Request Forms should NOT be sent directly to the Fund.

You do not need to take any action if you do not wish to tender your Shares.

All requests to tender Shares must be received by your financial advisor in good order by 4:00 p.m. New York Time on September 16, 2026.

If you have questions about tendering your Shares, please contact your financial advisor or refer to the enclosed Repurchase Offer that describes the process in detail.

Sincerely,

ACAP Strategic Fund

GEN-TENDER-0826

ACAP Strategic Fund
350 Madison Avenue, 20th Floor
New York, New York 10017

August 14, 2026

1. The Offer. ACAP Strategic Fund (the “Fund”) is offering to repurchase up to twenty-five percent (25%) of its shares of beneficial interest (“Shares”) issued and outstanding as of September 16, 2026, at a share price equal to the net asset value per share (“NAV”) on September 30, 2026 (the “Repurchase Offer”). The Repurchase Offer is made upon the terms and conditions stated in this Repurchase Offer Document, the accompanying Letter of Transmittal (and the repurchase request form attached thereto) and the Fund’s prospectus. The purpose of the Repurchase Offer is to provide liquidity to the Fund’s investors (“Shareholders”), because no secondary market exists for the Fund’s Shares.

2. Net Asset Value. The Fund’s NAV as of the close of business on August 7, 2026 was as follows for each class of Fund Shares:

Class A:	$30.40 per share

Class W:	$23.24 per share

Since the Fund’s NAV may fluctuate, please contact your financial advisor for the Fund’s latest NAV information.

3. Repurchase Request Deadline. The Fund must receive your properly completed Repurchase Request Form on or before September 16, 2026 at 4:00 p.m. New York Time (the “Repurchase Request Deadline”). The Letter of Transmittal (and Repurchase Request Form or information in lieu of the form provided electronically or by other means as may be determined in the sole discretion of your financial advisor must be returned to your financial advisor only. Letters of Transmittal should NOT be sent directly to the Fund. You may withdraw or modify your repurchase request at any time prior to that date and time.

4. Repurchase Pricing Date. The Fund will repurchase Shares at NAV as of the close of business on September 30, 2026 (the “Repurchase Pricing Date”). Please be aware that (i) NAV may fluctuate between the Repurchase Request Deadline and the Repurchase Pricing Date and (ii) pursuant to Rule 23c-3(a)(5)(ii) of the Investment Company Act of 1940, the Fund may use an earlier Repurchase Pricing date than September 30, 2026 if, on or immediately following the Repurchase Request Deadline, it appears that the use of an earlier repurchase pricing date is not likely to result in significant dilution of the NAV of either Shares that are tendered for repurchase or Shares that are not tendered.

5. Payment for Shares Repurchased. Repurchase proceeds will be credited to your brokerage account no later than October 7, 2026, seven days after the Repurchase Pricing Date.

6. Increase in Number of Shares Repurchased: Pro Rata Repurchase. If share repurchase requests exceed the number of Shares in the Fund’s Repurchase Offer, the Fund may (i) repurchase tendered Shares on a pro rata basis or (ii) increase the number of Shares to be repurchased by up to two percent (2%) of the Fund’s outstanding Shares. If the Fund increases the percentage to be repurchased but the share repurchase requests still exceed the number of Shares in the Fund’s expanded offer, the Fund may repurchase tendered Shares on a pro rata basis. As a result, there can be no assurance that the Fund will be able to fulfill your entire request even if you tender all Shares held in your account. In this event, you may be unable to liquidate some of your investment, and you would have to wait until a later date to tender the Shares that the Fund was unable to repurchase. Until such later date, you may be subject to the risk of NAV fluctuations.

7. Withdrawal of Shares to be Repurchased. You may withdraw or modify your repurchase request at any time prior to 4:00 p.m. New York Time on September 16, 2026 by submitting written notice thereof to your financial advisor.

8. Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone its offer in limited circumstances, and only by vote of a majority of the Fund’s Board of Trustees, including a majority of the independent Trustees. These circumstances are limited and may include the following:

(a)	if the repurchase of Shares would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended;

(b)	for any period during which the New York Stock Exchange (the “NYSE”) or any other market in which the portfolio securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted;

(c)	for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or

(d)	for such other periods as the SEC may by order permit for the protection of shareholders of the Fund.

You will be notified if the Fund suspends or postpones the offer, and will be notified again if the Fund resumes its offer.

9. Tax Consequences. You should consult your tax advisor regarding the specific tax consequences, including state and local tax consequences, of share repurchases. Shares tendered pursuant to the Fund’s offer will be treated as a taxable sale of the Shares. Any gain or loss you recognize will be treated as a short-term capital gain or loss if you held your Shares less than twelve months, and as a long-term capital gain or loss if you held your shares for more than twelve months.

10. Documents in Proper Form. The Fund will have the sole discretion to determine all questions as to the validity, form, eligibility (including time of receipt) and acceptance of repurchase requests. The Fund reserves the absolute right to reject any or all eligible repurchase requests or to refuse to accept

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for payment, purchase or pay for any shares if, in the opinion of the Fund’s counsel, doing so would be unlawful. The Fund also reserves the absolute right to waive any of the offer’s conditions or any defect in any repurchase request. The Fund’s determinations and interpretations of the terms and conditions of the offer shall be final and binding. Unless waived, any defects in a repurchase request must be corrected within a time period set by the Fund. A repurchase request will not be considered eligible until any defects have been corrected or waived.

11. Repurchase Offer Consequences; Expenses. Repurchases of Shares will have the effect of decreasing the size of the Fund and increasing both the proportionate interest in the Fund of shareholders who do not tender Shares and the Fund’s expenses as a percentage of average net assets. A reduction in the aggregate assets of the Fund may result in investors who do not tender Shares bearing higher costs to the extent that certain expenses borne by the Fund are relatively fixed and may not decrease if assets decline. Further, interest on any borrowings to finance Share repurchase transactions may reduce the Fund’s returns. These effects may be reduced or eliminated to the extent that additional subscriptions for Shares are made from time to time.

12. Record Date. This repurchase offer is made to holders of record of the Fund’s Shares as of August 5, 2026.

NEITHER THE FUND NOR ITS BOARD OF TRUSTEES MAKES ANY RECOMMENDATION AS TO WHETHER YOU SHOULD SUBMIT A REPURCHASE REQUEST. EACH SHAREHOLDER MUST MAKE AN INDEPENDENT DECISION WHETHER TO TENDER SHARES AND, IF SO, HOW MANY SHARES TO TENDER.

THE FUND HAS NOT AUTHORIZED ANYONE TO MAKE ANY RECOMMENDATION AS TO WHETHER YOU SHOULD SUBMIT A REPURCHASE REQUEST. THE FUND HAS NOT AUTHORIZED ANYONE TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFER OTHER THAN THOSE IN THIS DOCUMENT OR IN THE FUND’S PROSPECTUS.

FOR THE FUND’S LATEST NET ASSET VALUE AND OTHER INFORMATION, OR FOR A COPY OF THE FUND’S PROSPECTUS, PLEASE CONTACT YOUR FINANCIAL ADVISOR.

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LETTER OF TRANSMITTAL

Regarding Interests

In

ACAP STRATEGIC FUND

REPURCHASE OFFER PURSUANT TO RULE 23c-3 Dated August 14, 2026

THE OFFER AND WITHDRAWAL RIGHTS WILL
EXPIRE AT, AND THIS LETTER OF
TRANSMITTAL MUST BE RECEIVED BY YOUR
FINANCIAL ADVISOR BY, 4:00 P.M., NEW YORK
TIME, ON WEDNESDAY, SEPTEMBER 16, 2026,
UNLESS THE OFFER IS EXTENDED.

Complete The Last Pages Of This Letter Of Transmittal And Fax Or Mail To Your Financial Advisor.

For additional information, please contact your financial advisor.

If you are not interested in selling your Shares at this time, please disregard this Notice.

Ladies and Gentlemen:

The undersigned hereby tenders to ACAP Strategic Fund, a closed-end, non-diversified, management investment company organized under the laws of the State of Delaware (the “Fund”), the shares of beneficial interest (“Shares”) or portion thereof held by the undersigned, described and specified below, on the terms and conditions set forth in the Repurchase Offer dated August 14, 2026, receipt of which is hereby acknowledged, and in this Letter of Transmittal (which together constitute the “Offer”). The Offer is subject to all the terms and conditions set forth in the Repurchase Offer, including, but not limited to, the absolute right of the Fund to reject any and all tenders determined by it, in its sole discretion, not to be in the appropriate form.

The undersigned hereby sells to the Fund the Shares or portion thereof tendered hereby pursuant to the Offer. The undersigned hereby warrants that the undersigned has full authority to sell the Shares or portion thereof tendered hereby and that the Fund will acquire good title thereto, free and clear of all liens, charges, encumbrances, conditional sales agreements or other obligations relating to the sale thereof, and not subject to any adverse claim, when and to the extent the same are purchased by it. Upon request, the undersigned will execute and deliver any additional documents necessary to complete the sale in accordance with the terms of the Offer.

The undersigned recognizes that under certain circumstances set forth in the Repurchase Offer, the Fund may not be required to purchase any of the Shares or portions thereof tendered hereby. The undersigned recognizes that, if the Offer is oversubscribed, not all of the undersigned’s Shares will be purchased.

The undersigned acknowledges that the method of delivery of any documents is at the election and the complete risk of the undersigned. Unless waived, any defects or irregularities in connection with tenders must be cured within such time as the Fund shall determine. Tenders will not be deemed to have been made until the defects or irregularities have been cured or waived.

All authority herein conferred or agreed to be conferred shall survive the death or incapacity of the undersigned and the obligation of the undersigned hereunder shall be binding on the heirs, personal representatives, successors and assigns of the undersigned. Except as stated in Section 7 of the Repurchase Offer, this tender is irrevocable.

The Repurchase Offer period will begin on August 14, 2026, and end on September 16, 2026. All requests to tender Shares must be received in good order by your financial advisor by 4:00 p.m. New York Time on September 16, 2026. Tenders of Shares may be withdrawn or modified at any time prior to 4:00 p.m., New York Time on September 16, 2026, by submitting a written notice to your financial advisor.

Repurchase Request Form
ACAP Strategic Fund

This form, or another means of communicating the information from this form as permitted by your financial advisor, must be returned to your financial advisor in proper order on or before September 16, 2026, at 4:00 p.m. New York Time if you wish to tender shares of ACAP Strategic Fund. The form, or information in lieu of the form, may be provided electronically or by other means to your financial advisor in the sole discretion of your financial advisor. You may withdraw or modify your repurchase request at any time prior to 4:00 p.m. New York Time on September 16, 2026. If you have any questions regarding this form, please contact your financial advisor.

Name and address of registered shareholder(s):

Registered Shareholder:

_____________________________________________________

Street Address: _________________________________________

City, State and Zip Code: _________________________________

Account Number: _______________________________________

Social Security Number: __________________________________

Daytime Telephone Number:_______________________________

Please provide a phone number where you can be reached if there are any questions about your request.

Section I.	Share Repurchase

I/We request that ACAP Strategic Fund repurchase my/our fund shares at their net asset value on the Repurchase Pricing Date as follows:

A.	___ Partial Repurchase:

Please repurchase _____________ shares from my/our account.

Or

Please repurchase $____________ worth of shares from my/our account.

B.	___ Full Repurchase:

Please repurchase all shares from my/our account.

Kindly note that the Repurchase Request Form must be returned to your financial advisor only.
Repurchase Request Forms should NOT be sent directly to the Fund.

Section II.	Payment

Proceeds of your tender will be credited to your brokerage account.

Section III.	Signature

Please sign below and note the following important points:

Your signature(s) below must correspond exactly with the name(s) in which the shares are registered.

If the shares are held by two or more joint holders, all must sign.

If the shares are in an IRA account, an authorized official of the Custodian of the IRA account must sign.

If the signer of the document is a trustee, executor, administrator, guardian, attorney in fact, officers of corporations or others acting in a fiduciary or representative capacity, they must so indicate when signing, and submit proper evidence satisfactory to the Fund of their authority to so act.

Signature(s) of owner(s) exactly as registered:

_________________________________________________________

Date:	__________________

_________________________________________________________

Date:	__________________

Kindly note that the Repurchase Request Form must be returned to your financial advisor only.
Repurchase Request Forms should NOT be sent directly to the Fund.

ACAP Strategic Fund

350 Madison Avenue, 20th Floor
New York, New York 10017

NOTIFICATION OF REPURCHASE OFFER
PURSUANT TO RULE 23c-3

August 14, 2026

Dear Investor:

We are writing to inform you of important dates relating to a tender offer by ACAP Strategic Fund (the “Fund”). If you are not interested in tendering for repurchase your shares of beneficial interest in the Fund (“Shares”) at this time, please disregard this notice.

Tender offer information

The tender offer period will begin on August 14, 2026 and will end at 4:00 p.m., New York Time, on September 16, 2026. The purpose of the tender offer is to provide liquidity to Investors who hold Shares of the Fund. Shares may be repurchased only by tendering them during one of the Fund’s announced tender offers.

Should you wish to tender your Shares for repurchase by the Fund during this Repurchase Offer period, please contact your Merrill Lynch, Pierce, Fenner & Smith, Inc. Financial Adviser (“Merrill FA”) who will enter the order and provide you with a customized Tender Offer Request Form for your account. Included with this Repurchase Offer material are important details regarding the Repurchase Offer and a sample Tender Offer Request Form which is for reference only. The Tender Offer Request Form generated for your account will need to be signed and returned to your Merrill FA. Upon receiving signed documentation, your Merrill FA will submit the form for processing. Your Merrill FA must submit the form by 4:00 p.m., New York Time, on September 16, 2026. If you do not wish to sell your Shares, simply disregard this notice. NO ACTION IS REQUIRED IF YOU DO NOT WISH TO SELL SHARES AT THIS TIME.

All requests to tender Shares must be received by the Fund in good order by the Expiration Date.

To learn more

If you would like to learn more about the tender offer, please refer to the attached Repurchase Offer document, which contains important additional information. If you have any questions regarding the tender offer or the Fund in general, please contact your Merrill FA.

Sincerely,

ACAP Strategic Fund

ACAP Strategic Fund

350 Madison Avenue, 20th Floor
New York, New York 10017

August 14, 2026

REPURCHASE OFFER

1. The Offer. ACAP Strategic Fund (the “Fund”) is offering to repurchase up to twenty-five percent (25%) of its shares of beneficial interest (“Shares”) issued and outstanding as of September 16, 2026, at a share price equal to the net asset value per share (“NAV”) on September 30, 2026 (the “Repurchase Offer”). The Repurchase Offer is made upon the terms and conditions stated in this Repurchase Offer Document, the accompanying Letter of Transmittal (and the Tender Offer Request Form attached thereto) and the Fund’s prospectus. The purpose of the Repurchase Offer is to provide liquidity to the Fund’s investors (“Shareholders”), because no secondary market exists for the Fund’s Shares.

2. Net Asset Value. The Fund’s NAV as of the close of business on August 7, 2026 was as follows for each class of Fund Shares:

Class A:	$30.40 per share

Class W:	$23.24 per share

Since the Fund’s NAV may fluctuate, please contact your Merrill Lynch, Pierce, Fenner & Smith, Inc. Financial Adviser (“Merrill FA”) for the Fund’s latest NAV information.

3. Repurchase Request Deadline. Your Merrill FA must submit your properly completed Repurchase Request Form on or before September 16, 2026 at 4:00 p.m. New York Time (the “Repurchase Request Deadline”). The Tender Offer Request Form must be returned to your Merrill FA only. Tender Offer Request Forms should NOT be sent directly to the Fund. You may withdraw or modify your repurchase request at any time prior to that date and time.

4. Repurchase Pricing Date. The Fund will repurchase Shares at NAV as of the close of business on September 30, 2026 (the “Repurchase Pricing Date”). Please be aware that (i) NAV may fluctuate between the Repurchase Request Deadline and the Repurchase Pricing Date and (ii) pursuant to Rule 23c-3(a)(5)(ii) of the Investment Company Act of 1940, as amended, the Fund may use an earlier Repurchase Pricing date than September 30, 2026 if, on or immediately following the Repurchase Request Deadline, it appears that the use of an earlier repurchase pricing date is not likely to result in significant dilution of the NAV of either Shares that are tendered for repurchase or Shares that are not tendered.

5. Payment for Shares Repurchased. Repurchase proceeds will be credited to your brokerage account no later than October 7, 2026, seven days after the Repurchase Pricing Date.

6. Increase in Number of Shares Repurchased: Pro Rata Repurchase. If share repurchase requests exceed the number of Shares in the Fund’s Repurchase Offer, the Fund may (i) repurchase tendered Shares on a pro rata basis or (ii) increase the number of Shares to be repurchased by up to two percent (2%) of the Fund’s outstanding Shares. If the Fund increases the percentage to be repurchased but the share repurchase requests still exceed the number of Shares in the Fund’s expanded offer, the Fund may repurchase tendered Shares on a pro rata basis. As a result, there can be no assurance that the Fund will be able to fulfill your entire request even if you tender all Shares held in your account. In this event, you may be unable to liquidate some of your investment, and you would have to wait until a later date to tender the Shares that the Fund was unable to repurchase. Until such later date, you may be subject to the risk of NAV fluctuations.

7. Withdrawal of Shares to be Repurchased. You may withdraw or modify your repurchase request at any time prior to 4:00 p.m. New York Time on September 16, 2026 by submitting written notice thereof to your Merrill FA.

8. Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone its offer in limited circumstances, and only by vote of a majority of the Fund’s Board of Trustees, including a majority of the independent Trustees. These circumstances are limited and may include the following:

(a)	if the repurchase of Shares would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended;

(b)	for any period during which the New York Stock Exchange (the “NYSE”) or any other market in which the portfolio securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted;

(c)	for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or

(d)	for such other periods as the SEC may by order permit for the protection of shareholders of the Fund.

You will be notified if the Fund suspends or postpones the offer, and will be notified again if the Fund resumes its offer.

9. Tax Consequences. You should consult your tax advisor regarding the specific tax consequences, including state and local tax consequences, of share repurchases. Shares tendered pursuant to the Fund’s offer will be treated as a taxable sale of the Shares. Any gain or loss you recognize will be treated as a short-term capital gain or loss if you held your Shares less than twelve months, and as a long-term capital gain or loss if you held your shares for more than twelve months.

10. Documents in Proper Form. The Fund will have the sole discretion to determine all questions as to the validity, form, eligibility (including time of receipt) and acceptance of repurchase requests. The Fund reserves the absolute right to reject any or all eligible repurchase requests or to refuse to accept for payment, purchase or pay for any shares if, in the opinion of the Fund’s counsel, doing so would be unlawful. The Fund also reserves the absolute right to waive any of the offer’s conditions or any defect in any repurchase request. The Fund’s determinations and interpretations of the terms and conditions of the offer shall be final and binding. Unless waived, any defects in a repurchase request must be corrected within a time period set by the Fund. A repurchase request will not be considered eligible until any defects have been corrected or waived.

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11. Repurchase Offer Consequences; Expenses. Repurchases of Shares will have the effect of decreasing the size of the Fund and increasing both the proportionate interest in the Fund of shareholders who do not tender Shares and the Fund’s expenses as a percentage of average net assets. A reduction in the aggregate assets of the Fund may result in investors who do not tender Shares bearing higher costs to the extent that certain expenses borne by the Fund are relatively fixed and may not decrease if assets decline. Further, interest on any borrowings to finance Share repurchase transactions may reduce the Fund’s returns. These effects may be reduced or eliminated to the extent that additional subscriptions for Shares are made from time to time.

12. Record Date. This repurchase offer is made to holders of record of the Fund’s Shares as of August 5, 2026.

NEITHER THE FUND NOR ITS BOARD OF TRUSTEES MAKES ANY RECOMMENDATION AS TO WHETHER YOU SHOULD SUBMIT A REPURCHASE REQUEST. EACH SHAREHOLDER MUST MAKE AN INDEPENDENT DECISION WHETHER TO TENDER SHARES AND, IF SO, HOW MANY SHARES TO TENDER.

THE FUND HAS NOT AUTHORIZED ANYONE TO MAKE ANY RECOMMENDATION AS TO WHETHER YOU SHOULD SUBMIT A REPURCHASE REQUEST. THE FUND HAS NOT AUTHORIZED ANYONE TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFER OTHER THAN THOSE IN THIS DOCUMENT OR IN THE FUND’S PROSPECTUS.

FOR THE FUND’S LATEST NET ASSET VALUE AND OTHER INFORMATION, OR FOR A COPY OF THE FUND’S PROSPECTUS, PLEASE CONTACT YOUR MERRILL FA.

3

LETTER OF TRANSMITTAL

Regarding Interests

In

ACAP STRATEGIC FUND

REPURCHASE OFFER PURSUANT TO RULE 23c-3 Dated August 14, 2026

THE OFFER AND WITHDRAWAL RIGHTS WILL
EXPIRE AT, AND YOUR TENDER REQUEST FORM
MUST BE SUBMITTED BY YOUR MERRILL FA BY 4:00
P.M., NEW YORK TIME, ON WEDNESDAY,
SEPTEMBER 16, 2026, UNLESS THE OFFER IS
EXTENDED.

Complete The Tender Request Form Generated For You By Your Merrill FA And Fax Or Mail It To Your Merrill FA.

For additional information, please contact your Merrill FA.

If you are not interested in selling your Shares at this time, please disregard this Notice.

Ladies and Gentlemen:

The undersigned hereby tenders to ACAP Strategic Fund, a closed-end, non-diversified, management investment company organized under the laws of the State of Delaware (the “Fund”), the shares of beneficial interest (“Shares”) or portion thereof held by the undersigned, described and specified below, on the terms and conditions set forth in the Repurchase Offer dated August 14, 2026, receipt of which is hereby acknowledged, and in this Letter of Transmittal (which together constitute the “Offer”). The Offer is subject to all the terms and conditions set forth in the Repurchase Offer, including, but not limited to, the absolute right of the Fund to reject any and all tenders determined by it, in its sole discretion, not to be in the appropriate form.

The undersigned hereby sells to the Fund the Shares or portion thereof tendered hereby pursuant to the Offer. The undersigned hereby warrants that the undersigned has full authority to sell the Shares or portion thereof tendered hereby and that the Fund will acquire good title thereto, free and clear of all liens, charges, encumbrances, conditional sales agreements or other obligations relating to the sale thereof, and not subject to any adverse claim, when and to the extent the same are purchased by it. Upon request, the undersigned will execute and deliver any additional documents necessary to complete the sale in accordance with the terms of the Offer.

The undersigned recognizes that under certain circumstances set forth in the Repurchase Offer, the Fund may not be required to purchase any of the Shares or portions thereof tendered hereby. The undersigned recognizes that, if the Offer is oversubscribed, not all of the undersigned’s Shares will be purchased.

The undersigned acknowledges that the method of delivery of any documents is at the election and the complete risk of the undersigned. Unless waived, any defects or irregularities in connection with tenders must be cured within such time as the Fund shall determine. Tenders will not be deemed to have been made until the defects or irregularities have been cured or waived.

All authority herein conferred or agreed to be conferred shall survive the death or incapacity of the undersigned and the obligation of the undersigned hereunder shall be binding on the heirs, personal representatives, successors and assigns of the undersigned. Except as stated in Section 7 of the Repurchase Offer, this tender is irrevocable.

The Repurchase Offer period will begin on August 14, 2026, and end on September 16, 2026. All requests to tender Shares must be submitted in good order by your Merrill FA by 4:00 p.m. New York Time on September 16, 2026. Tenders of Shares may be withdrawn or modified at any time prior to 4:00 p.m., New York Time on September 16, 2026, by submitting a written notice to your Merrill FA.

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Tender Offer Request

Order Form - U.S. Investors

Document No.:	Client Account No.:

These Tender Offer Request Signature Pages (or “Signature Pages”) relate to the client’s (the “Client”) redemption from one or more investment funds (each, a “Fund”). The term “Fund” or “Funds” as used herein refers to each investment fund from which the Client is redeeming as set forth in the Signature Pages. The term “Interest” refers to any unit of participation, share, or other form of interest issued by a Fund.

Client Account Details

Account Registration and Address

Account Classification	Taxpayer Identification No.	Account Number
Document No.:	Client Account No.:

1 of 4

Document No.:	Client Account No.:

Request Tender / Redemption Details

Fund Name:
Effective Date	Cut-off Date	Channel	Tender Type		Units (If Partial)

			Full	Partial

Payment – Cash

Cash payments due pursuant to this request will be made directly to Merrill Lynch, Pierce, Fenner & Smith, Inc. or U.S. Trust, as indicated above, who will facilitate the distribution of proceeds into the Client’s account

Signature

By executing and submitting these Signature Pages, you acknowledge that this request is subject to all of the terms and conditions set forth in the Offer and the Letter of Transmittal. Except as stated in the Offer, this request is irrevocable. You acknowledge the absolute right of the Fund to reject any and all tenders, including those that the Fund determines, in its sole discretion, are not in the appropriate form. . You represent that you are the beneficial owner of the Interests in the Fund to which this request relates, or that the person signing this request is an authorized representative of the redeeming investor.

Document No.:	Client Account No.:

2 of 4

Document No.:	Client Account No.:

Internal Revenue Code Certification

Under penalties of perjury, by signature below, you hereby represent, warrant and certify as follows: (a) the Social Security/Taxpayer ID Number set forth in these Signature Pages is your true, correct and complete Social Security/Taxpayer ID Number, and you are a U.S. citizen or other United States person (as defined in the instructions to IRS Form W-9); (b) you are not subject to backup withholding because (i) you are exempt from backup withholding, (ii) you have not been notified by the Internal Revenue Service that you are subject to backup withholding as a result of a failure to report all interest or dividends, or (iii) the Internal Revenue Service has notified you that you are no longer subject to backup withholding; and (c) if an exemption from the Foreign Account Tax Compliance Act (FATCA) reporting was on this document then you certify that the FATCA code(s) entered on this document, if any, indicating that you are exempt from FATCA reporting is correct.

Certification instructions.

Check this box if you have been notified by the IRS that you are currently subject to backup withholding because you have failed to report all interest and dividends on your tax return. The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

Signature 1:

Signature 1	Date

Signer’s Name (please print)	Title
Signature 2:

Signature 2	Date

Signer’s Name (please print)	Title
Signature 3:

Signature 1	Date

Signer’s Name (please print)	Title
Signature 4:

Signature 4	Date

Signer’s Name (please print)	Title
Signature 5:

Signature 5	Date

Signer’s Name (please print)	Title
Signature 6:

Signature 6	Date

Signer’s Name (please print)	Title

Document No.:	Client Account No.:

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Document No.:	Client Account No.:

Investment Professional Attestation

The undersigned Investment Professional hereby certifies that the Client is known to and is a Client of the Investment Professional, and the Investment Professional has had substantive discussions with the Client regarding the Client’s investment objectives. The Investment Professional confirms that he/she has a reasonable basis for believing (i) that all of the representations made by the Client on these Signature Pages are true and correct, (ii) based on information obtained from the Client concerning the Client’s investment objectives, other investments, financial situation and needs, and any other information known to the Investment Professional, that a tender, redemption or withdrawal from the Fund is suitable for the Client, and (iii) that the Client’s contact information on record with the selling agent and as noted on these Signature Pages is true and correct. The Investment Professional confirmed that the Client is aware of the financial terms and risks applicable to a tender, redemption or withdrawal from the Fund and the specific class(es) and series of Interests issued by each Fund in which the Client currently invests.

Investment Professional Name	Production No. / UST CAI No.:
Investment Professional Signature	Date

Document No.:	Client Account No.:

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